Explanation of Significant Changes in Contract Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Outstanding Chips Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities		$ 65		$ 189	$ 485
Change in contract liabilities		(124)	[1]	(296)
Loyalty Program Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities		26		28	31
Change in contract liabilities		(2)		(3)
Customer Deposits and Other Deferred Revenue [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities	[2]	401		412	395
Change in contract liabilities	[2]	(11)		17
Customer Deposits and Other Deferred Revenue [Member] | Mall [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities	[2]	$ 118		$ 125	$ 129

[1]	The decrease noted in outstanding chip liability in 2021 primarily resulted from the closure of the fixed room junket operations in December 2021.
[2]	Of this amount, US$129 million, US$125 million and US$118 million as at January 1, 2020, December 31, 2020, and December 31, 2021, respectively, related to mall deposits that were accounted for based on lease terms usually greater than one year.